Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities, And Contingent Assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments—The Company’s unconditional purchase commitments are as follows:

(in millions)	December 31, 2024	December 31, 2023
Contracts for capital expenditures	$635	$1,136
Total	$635	$1,136
Due within the next 12 months	$434	$349
In addition to the above, the Company obtained letters of credit to primarily guarantee payments for utility supplies and foreign statutory payroll related charges. The Company has obtained letters of credit of $30 million and $23 million at December 31, 2024 and 2023, respectively, and bank guarantees of $99 million and $54 million at December 31, 2024 and 2023, respectively.
In connection with a joint venture between a subsidiary of the Company and Lucent Technologies Inc. (“Lucent”), in 1998 the Company and Lucent entered into a patent cross license agreement. Pursuant to a provision of the agreement providing for an offset of payment for royalties in exchange for the Company providing wafer capacity flexibility to Lucent, no royalty payments by the Company have been due or paid to Lucent. The patent license agreement was to continue for as long as the joint venture agreement between the Company and Lucent existed.
The Company has been engaged in litigation with International Business Machines Corporation (“IBM”) since 2021 regarding certain breach of contract, trade secrets and intellectual property claims. This litigation has been resolved pursuant to a settlement agreement between the parties announced on January 2, 2025 (see Note 34. Subsequent Event).
The Company has determined that due to the complexity of calculation of the advanced manufacturing investment credit under the Internal Revenue Code Section 48D, and uncertainties regarding compliance with program conditions, it is probable that a portion of the Income Tax Credit (“ITC”) computed and claimed in the United States may be repayable. Management’s recorded its best estimate of the amount of the ITC that may be repayable totaling $31 million as of December 31, 2024. The amount of the reserve may change depending on future assessments by tax authorities.